DEPOSITS - Contractual maturities of time deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contractual maturities of time deposits
2026	$ 144,228
2027	2,559
2028	207
2029	203
2030 and thereafter	5
Total	$ 147,202	$ 121,927